Business Combinations - Summary of Fair Value of Consideration Exchange (Detail) - Boa Vista Servicos S A [member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Aug. 07, 2023
Disclosure of detailed information about business combination [line items]
Cash transferred	R$ 2,489,994
Fair value of 9.95% investment	420,905
Total value of consideration	4,239,997	R$ 4,240,000
Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Equifax	863,779
Brazilian Depositary Receipts [member]
Disclosure of detailed information about business combination [line items]
Equifax	R$ 465,319